AMOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2017
Disclosure Of Amounts Receivable [Abstract]
Disclosure of trade and other receivables [text block]
5.	AMOUNTS RECEIVABLE

	December 31,	December 31,
	2017	2016
GST/HST receivable	$2,068	$1,659
Other receivable	611	377
Total	$2,679	$2,036